Note 12 - Events After the Reporting Period	6 Months Ended
Jun. 30, 2025
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]

Note 12. Events After the Reporting Period

No events have occurred after the balance sheet date that affects the financial performance and positions disclosed in these condensed consolidated interim financial statements.

July 11, 2025, Evaxion and the European Investment Bank (EIB) have finalized a debt settlement agreement where EIB will convert €3.5 million of its €7 million loan to Evaxion into equity via a purchase of ordinary Evaxion warrants at a price of $4.87, corresponding to a premium of 89% to the share price by market close July 11, 2025. The agreement immediately increases Evaxion’s equity by $4.1 million (€3.5 million), bolstering Evaxion’s capital structure. Further, it substantially reduces Evaxion’s overall liabilities, simplifies its balance sheet and improves its financial flexibility and cash flow.